Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 968		$ 966		$ 911
Other comprehensive (loss) income:
Foreign currency translation adjustments	(28)		6		117
Unrealized (losses) gains on hedging instruments	(10)	[1]	5	[1]
Pension and postretirement benefit plans:
Amortization of net loss and prior service cost previously recognized	30	[2]	25	[2]	31	[2]
Net prior service (costs) credit arising during the period	(1)	[3]	19	[3]	(1)	[3]
Net (loss) gain arising during the period	(189)	[4]	(145)	[4]	19	[4]
Net change in pension and postretirement benefit plans	(160)		(101)		49
Total other comprehensive (loss) income	(198)		(90)		166
Comprehensive income	770		876		1,077
Less: Comprehensive income attributable to noncontrolling interests	12		11		10
Comprehensive income attributable to L-3	$ 758		$ 865		$ 1,067

[1]	Net of income tax benefit of $7 in 2011, and income taxes of $4 in 2010
[2]	Net of income taxes of $18 in 2011, $16 in 2010 and $21 in 2009
[3]	Net of an income tax benefit of $1 in 2011, income taxes of $12 in 2010, and an income tax benefit of $1 in 2009
[4]	Net of an income tax benefit of $87 in 2011 and $97 in 2010, and income taxes of $13 in 2009